RESTRICTED STOCK UNITS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
The following table summarizes restricted stock unit transactions in 2016:

	Number of units
	Directors	Management companies	Total	Fair value
Units outstanding as of December 31, 2015	11,744	11,744	23,488	$5.35
Granted	—	—	—	—
Settled	(11,744)	—	(11,744)	$3.64
Forfeited	—	(11,744)	(11,744)	—
Units outstanding as of December 31, 2016	—	—	—	—